UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21157

        Nuveen Arizona Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          10/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE) October 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 1.4% (0.9% of Total Investments)
$585	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$602,848
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 16.2% (11.0% of Total Investments)
1,250	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/20 - AMBAC Insured	7/15 at 100.00	AAA	1,319,050
1,000	Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, Senior Series	11/09 at 102.00	Aaa	1,066,210
	1999A-1, 5.750%, 5/01/15 (Alternative Minimum Tax)
1,130	Energy Management Services LLC, Arizona State University, Energy Conservation Revenue Bonds, Main	7/12 at 100.00	AAA	1,216,196
	Campus Project, Series 2002, 5.250%, 7/01/18 - MBIA Insured
270	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series	5/08 at 101.00	A-	276,739
	1998A, 5.375%, 5/15/28
540	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster	12/14 at 100.00	BBB-	551,167
	Basic Schools Inc., Series 2004, 6.000%, 12/15/24
565	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB-	573,407
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
2,000	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/20 - AMBAC	6/12 at 100.00	AAA	2,110,780
	Insured

	Healthcare - 22.2% (15.1% of Total Investments)
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,
	Series 1999A:
750	6.125%, 11/15/22	11/09 at 100.00	Baa3	762,112
520	6.250%, 11/15/29	11/09 at 100.00	Baa3	529,854
1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network,	12/10 at 102.00	BBB	1,113,120
	Series 2000, 6.875%, 12/01/20
300	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A-	335,424
	1999A, 6.625%, 7/01/20
625	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004, 5.000%,	4/14 at 100.00	A-	638,019
	4/01/20
1,825	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic	7/14 at 100.00	A-	1,901,851
	Healthcare West, Series 2004A, 5.375%, 7/01/23
2,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	5/08 at 101.00	AA	2,080,700
	Hospital, Series 1998, 5.250%, 11/15/37
1,250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3	1,325,713
	Healthcare, Series 2001, 5.800%, 12/01/31
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional	8/13 at 100.00	Baa2	1,064,500
	Medical Center, Series 2003A, 6.000%, 8/01/33

	Housing/Multifamily - 4.5% (3.1% of Total Investments)
1,545	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	6/11 at 102.00	Aaa	1,621,431
	Bonds, Campaigne Place on Jackson, Series 2001, 5.600%, 6/20/21 (Alternative Minimum Tax)
380	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	4/15 at 100.00	Aaa	379,027
	Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

	Industrials - 2.2% (1.5% of Total Investments)
945	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	BBB	955,953
	Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put
	3/01/08)

	Tax Obligation/General - 19.4% (13.3% of Total Investments)
660	Chandler, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/18	7/12 at 100.00	AA+	693,838
2,250	DC Ranch Community Facilities District, Scottsdale, Arizona, General Obligation Bonds, Series 2002,	7/13 at 100.00	Aaa	2,332,058
	5.000%, 7/15/27 - AMBAC Insured
1,930	Glendale, Arizona, General Obligation Refunding Bonds, Series 2002, 5.000%, 7/01/19	7/11 at 100.00	AA	2,026,095
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Refunding Bonds,	No Opt. Call	AAA	1,078,220
	Series 2002, 5.000%, 7/01/15 - FSA Insured
1,575	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AAA	1,660,381
	2004A, 5.000%, 7/01/20 - FSA Insured
330	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series	7/15 at 100.00	AAA	346,629
	2005B, 5.000%, 7/01/23 - MBIA Insured
440	Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.000%, 7/01/20	7/11 at 100.00	AA	461,406

	Tax Obligation/Limited - 36.5% (24.9% of Total Investments)
3,000	Arizona State Transportation Board, Highway Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/18	7/12 at 102.00	AAA	3,250,020
2,660	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,	7/13 at 100.00	Aaa	2,888,308
	Series 2003A, 5.375%, 7/01/20 - MBIA Insured
160	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series 2005,	7/15 at 100.00	N/R	159,461
	5.500%, 7/15/29
364	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien	7/10 at 102.00	N/R	400,262
	Bonds, Series 2001A, 7.875%, 7/01/25
800	Goodyear Community Facilities Utility District 1, Arizona, General Obligation Bonds, Series 2003,	7/13 at 100.00	A	819,616
	5.350%, 7/15/28 - ACA Insured
2,000	Mohave County, Arizona, Certificates of Participation, Series 2004, 5.250%, 7/01/19 - AMBAC	7/14 at 100.00	AAA	2,148,860
	Insured
950	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic Plaza	7/15 at 100.00	AAA	997,871
	Expansion Project, Series 2005A, 5.000%, 7/01/22 - FGIC Insured
1,250	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue	No Opt. Call	A	1,277,063
	Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 - ACA Insured
2,770	Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/22	7/13 at 100.00	AA+	2,891,658
1,250	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	N/R	1,257,725
	2005, 5.750%, 7/15/24

	Transportation - 13.6% (9.2% of Total Investments)
	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B:
1,000	5.750%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured	7/12 at 100.00	AAA	1,086,530
2,300	5.250%, 7/01/21 (Alternative Minimum Tax) - FGIC Insured	7/12 at 100.00	AAA	2,388,182
2,450	Tucson Airport Authority Inc., Arizona, Revenue Refunding Bonds, Series 2001B, 5.000%, 6/01/20	6/11 at 100.00	AAA	2,497,065
	(Alternative Minimum Tax) - AMBAC Insured

	U.S. Guaranteed *** - 8.9% (6.1% of Total Investments)
1,800	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2002, 5.250%, 7/01/20	7/12 at 100.00	AAA	1,959,534
	(Pre-refunded to 7/01/12)
1,760	Arizona State University, System Revenue Bonds, Series 2002, 5.750%, 7/01/27 (Pre-refunded to	7/12 at 100.00	AAA	1,967,486
	7/01/12) - FGIC Insured

	Utilities - 10.1% (6.8% of Total Investments)
1,250	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service	11/12 at 100.00	AAA	1,283,563
	Company - Palo Verde Project, Series 2002A, 5.050%, 5/01/29 - AMBAC Insured
1,660	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 - XLCA	7/15 at 100.00	AAA	1,742,303
	Insured
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
	Bonds, Series 2002B:
360	5.000%, 1/01/22	1/13 at 100.00	AA	375,469
1,000	5.000%, 1/01/31	1/13 at 100.00	AA	1,027,500

	Water and Sewer - 12.0% (8.1% of Total Investments)
650	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2004A, 5.000%,	10/14 at 100.00	AAA	683,625
	10/01/22
405	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	421,957
	5.000%, 7/01/23 - MBIA Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Refunding	7/11 at 100.00	AAA	1,058,560
	Bonds, Series 2001, 5.125%, 7/01/21 - FGIC Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	2,102,540
	2002, 5.000%, 7/01/18 - FGIC Insured
955	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	992,414
	2005, 5.000%, 7/01/29 - MBIA Insured

$61,459	Total Long-Term Investments (cost $63,430,694) - 147.0%			64,700,300

	Other Assets Less Liabilities - 3.0%			1,302,355

	Preferred Shares, at Liquidation Value - (50.0)%			(22,000,000)

	Net Assets Applicable to Common Shares - 100%			$44,002,655

Forward Swaps outstanding at October 31, 2005:

Counterparty	Notional Amount	Fixed Rate Paid by the Fund (annualized)	Fixed Rate Payment Frequency	Floating Rate Received by the Fund Based On	Floating Rate Payment Frequency	Effective Date(2)	Termination Date	Unrealized Appreciation

Citigroup	$500,000	4.699%	Semi-annually	3-month USD-LIBOR	Quarterly	2/27/06	2/27/26	$34,638
JPMorgan	800,000	4.833%	Semi-annually	3-month USD-LIBOR	Quarterly	2/09/06	2/09/36	55,355
Morgan Stanley	1,600,000	4.816%	Semi-annually	3-month USD-LIBOR	Quarterly	2/15/06	2/15/36	115,844

								$205,837

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest rate payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2005, the cost of investments was $63,634,561.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005, were as follows:

Gross unrealized:
Appreciation	$1,369,231
Depreciation	(303,492)

Net unrealized appreciation of investments	$1,065,739

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         12/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         12/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         12/29/05

* Print the name and title of each signing officer under his or her signature.